Leases: Right-of-use assets and lease obligations - Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases: Right-of-use assets and lease obligations
Opening IFRS 16 value	$ 14,243	$ 12,198
Additions	5,535	1,905
Additions through business combination	3,277	2,663
Adjustments due to lease modification	(2,107)
Repayments	(3,407)	(2,605)
Accretion expense	442	374
Termination		(292)
Effects on movements on exchange rates	6
Balance at the end	17,989	14,243
Lease Obligations - Current	3,592	2,421	$ 2,166
Lease Obligations - Non-Current	14,397	11,821	10,032
Lease Obligations	$ 17,989	$ 14,243	$ 12,198